Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Deferred tax assets:
Inventories	¥ 30,190	¥ 28,122
Allowance for dealers and customers	110,936	87,224
Accrued bonus	32,837	32,380
Property, plant and equipment	58,671	65,397
Operating loss carryforwards	107,269	138,559
Pension and other postretirement benefits	152,409	229,102
Other	188,057	166,894
Total gross deferred tax assets	680,369	747,678
Less valuation allowance	97,138	81,007
Net deferred tax assets	583,231	666,671
Deferred tax liabilities:
Inventories	(13,924)	(16,575)
Prepaid pension expenses	(4,977)	(12,274)
Property, plant and equipment, excluding lease transactions	(78,898)	(80,103)
Direct financing lease transactions	(26,658)	(23,580)
Operating lease transactions	(695,507)	(623,535)
Undistributed earnings of subsidiaries and affiliates	(112,085)	(89,126)
Net unrealized gains on available-for-sale securities	(33,709)	(27,042)
Other	(44,887)	(51,727)
Total gross deferred tax liabilities	(1,010,645)	(923,962)
Net deferred tax asset (liability)	¥ (427,414)	¥ (257,291)